SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Accumulated deficits	¥ (2,275,924)		¥ (1,478,466)						$ (318,414)
Net cash used in operating activities	88,189	$ 12,338	117,048	¥ 43,589
Working capital	1,100,604		1,521,944
Interest expense	113,917		92,836
Interest expense, capitalized	19,542		13,078
Amortization expense, 2019	260
Amortization expense, 2020	178
Amortization expense, 2021	178
Amortization expense, 2022	178
Amortization expense, 2023	108
Amortization expense of land use rights	286		286	143
Contingent earn-out liabilities	97,417		83,872	44,856					13,629
Property and equipment, gross	1,914,041		1,797,164
Property and equipment, accumulated depreciation	551,154		378,488
Impairment loss	46,213	$ 6,465	50,614	22,750
Future rentals from outstanding leases that are within the lock-in period	650,056
Rental incentives	¥ 72,367		61,317	61,227
Lease Option to Extend	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Fixed rent, lock in period	3 years	3 years
Annual, non-compounding increase for the rest of the lease period	5.00%	5.00%
Deferred rent, current	¥ 28,415		17,301
Long-term deferred rent	387,739		341,303						$ 54,247
Rental expense	1,003,572		755,380	426,801
Advertising expenses	39,583		35,270	8,826
Expenses incurred for the plan	¥ 20,051		17,953	4,989
Convenience translation rate of USD1.00	7.1477								7.1477
Share-based compensation expenses	¥ 8,173	$ 1,143	¥ 2,252	¥ 775
Tax benefit likely of being realized up on settlement percentage	0.00%		0.00%						0.00%
Guarantee liability			¥ 0
Significant unrecognized uncertain tax positions	¥ 0		0
Rental installment loans	756,749		1,108,097						$ 105,873
Non Revolving Short Term Credit Facility	65,000		60,000			$ 35,000
Interest Rate						6.00%
Capital lease other financing arrangement	94,287
Capital lease and other financing arrangement payable	¥ 376,207		¥ 55,022
Subsequent Event [Member]
Unused Facility					¥ 1,450,000
Unused Facility, Restricted For Renovation					450,000
Unused Facility, Supply Chain Funding					¥ 550,000
Subsequent Event [Member] | IPO [Member]
Stock listed for IPO							¥ 318,316	$ 44,534
Education surtax
Value-added taxes rate	6.00%								6.00%
Urban Maintenance
Value-added taxes rate	9.00%								9.00%
Construction Tax
Value-added taxes rate	13.00%								13.00%
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Long-term Revenue Growth Rate
Property and equipment, measurement input	4	4	2	2
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate
Property and equipment, measurement input	10	10	11	11
Tenants who prepay rent of at least the first six months of the lease term [Member]
Rental discount	5.00%	5.00%
Tenants who prepay rent of at least the first twelve months of the lease term [Member]
Rental discount	10.00%	10.00%
Leasehold improvements [Member]
Property and equipment, gross	¥ 1,308,310		¥ 1,222,639
Property and equipment, accumulated depreciation	378,965
Impairment loss	146,935
Capital lease other financing arrangement	94,287
Initial Value of Capital Lease assets	113,608
Carrying Value of Capital Lease Other Financing assets	74,128
Other Financing Payable	307,845
Aggregate of Initial value for Lease Assets	351,113
Carrying Value of Lease Assets	267,374
Furniture, fixtures and equipment [Member]
Property and equipment, gross	542,855		512,597
Property and equipment, accumulated depreciation	156,208
Impairment loss	61,395
Variable Interest Entity [Member]
Net cash used in operating activities	¥ (393,847)	$ (55,101)	¥ (10,964)	¥ 23,963
Percentage of consolidated revenues	100.00%	100.00%	100.00%
Percentage of consolidated assets	93.00%	93.00%	94.00%
Percentage of consolidated liabilities	96.00%	96.00%	97.00%
Long-term deferred rent	¥ 387,739		¥ 341,303						$ 54,247
Rental installment loans	¥ 756,749		¥ 1,108,097						$ 105,873
Minimum [Member]
Land use rights, remaining term of the land certificates	30 years	30 years
Rent free period with landlords	90 days	90 days
Tax benefit likely of being realized up on settlement percentage			50.00%
Maximum [Member]
Land use rights, remaining term of the land certificates	50 years	50 years
Rental discount, limit per month	¥ 200
Rent free period with landlords	120 days	120 days
Shanghai Qingke E-Commerce Co., Ltd. | Exclusive Technology Service Agreement [Member] | Minimum [Member]
Percentage of net profit agreed to pay service fees	100.00%	100.00%
Shanghai Qingke E-Commerce Co., Ltd. | Spousal Consent Letters [Member]
Equity interest held	10.47%	10.47%